Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Income Statement [Abstract]
Revenue
Expenses:
Research and development	4,768,372	6,645,771	25,821,543	34,097,641
General and administrative	2,538,497	3,269,723	11,190,519	14,282,417
Loss from operations	(7,306,869)	(9,915,494)	(37,012,062)	(48,380,058)
Gain on extinguishment of debt				960,790
Other income (expense), net	38,098	(2,010)	28,857	(704)
Interest expense	(11,081)	(8,045)	(20,925)	(15,857)
Foreign currency exchange gain (loss), net	(781,546)	116,924	(509,652)	(144,085)
Loss before income taxes	(8,061,398)	(9,808,625)	(37,513,782)	(47,579,914)
Income tax (benefit) expense			(3,334,148)	(2,412,183)
Net loss	$ (8,061,398)	$ (9,808,625)	$ (34,179,634)	$ (45,167,731)
Basic and diluted net loss per common share	$ (4.50)	$ (5.51)	$ (19.13)	$ (30.20)
Weighted average shares used in computing basic and diluted net loss per common share	1,790,301	1,780,788	1,786,557	1,495,608